CONTRACT LIABILITIES	12 Months Ended
Jun. 30, 2021
CONTRACT LIABILITIES
CONTRACT LIABILITIES

NOTE 8 – CONTRACT LIABILITIES

Contract liabilities are billings at the end of the period that relate to goods or services that have not been delivered and thus were deferred to be recognized in subsequent periods. As per the new accounting standard “Revenue from Contracts with Customers” (“ASC 606”) which was implemented in fiscal year 2019, the Company accounts for revenue based on the input-method of this standard and recognizes the pro-rated revenue based on the ratio of costs incurred to total anticipated costs. If the Company does not have sufficient proof that the goods or services are transferred to customers, the Company defers the revenue until the date of the event and upon receipt of customer acceptance that all the performance obligations in the contract have been satisfied.

A summary of the contract liabilities recognized in the fiscal year ending June 30, 2021 are presented below:

Contract liabilities at June 30, 2020	$3,327,000
Contract liabilities recorded June 30, 2020 and recognized fiscal year 2021	(3,327,000)
Contract liabilities relating to operations acquired in the fiscal year ending June 30, 2021	5,703,000
Contract liabilities relating to unused PPP funding	270,000
Contract liabilities at June 30, 2021	$5,973,000

A summary of the contract liabilities recognized in the fiscal year ending June 30, 2020 are presented below:

Contract liabilities at June 30, 2019	$3,516,000
Contract liabilities recorded June 30, 2019 and recognized fiscal year 2020	(3,516,000)
Contract liabilities relating to operations acquired in the fiscal year ending June 30, 2020	3,327,000
Contract liabilities relating to unused PPP funding	1,704,000
Contract liabilities at June 30, 2020	$5,031,000